STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2023
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions used to estimate the fair value of outstanding stock options

	December 31,		December 31,
	2023		2022
Risk-free interest rate	3.38%		3.60%
Distribution yield	3.81%		3.97%
Expected volatility	22.73%		22.07%
Expected remaining life	4.0	years	4.4	years

Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2023		2022
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	1,048,934	$29.06	543,934	$30.58
Granted	1,845,000	32.71	650,000	27.85
Transferred	—	—	30,000	32.66
Exercised	(8,733)	29.42	(16,666)	26.52
Cancelled	(143,641)	30.58	(158,334)	30.27
Balance at end of year	2,741,560	$31.43	1,048,934	$29.06

Vested options at end of year	245,793	$29.61	125,397	$28.48